Revenue by Categories	12 Months Ended
Dec. 31, 2024
Revenue by Categories [Abstract]
REVENUE BY CATEGORIES
14.	REVENUE BY CATEGORIES

Revenue by products or services

For the years ended December 31, 2024 ,2023 and 2022, the Company operates in a single operating segment that mainly includes: 1) cloud mining solutions services; 2) self-mining; 3) sale of mining equipment; and 4) hosting services and others.

The following table summarizes the revenue generated from different revenue streams:

	For the Year Ended December 31,
	2024	2023	2022
Cloud mining solutions	271,036	178,044	99,392
BTC self-mining	157,511	100,197	60,291
Sales of mining equipment	30,463	-	10,400
Leasing of mining equipment	-	-	1,336
Sourcing commission for mining equipment	-	-	18,792
Hosting services and others	4,320	5,865	7,988
Total revenues	463,330	284,106	198,199

Revenue by geographical location

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Year Ended December 31,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%

North America	155,736	51%	99,043	54%	98,003	71%
Asia	94,171	31%	31,113	17%	10,320	7%
Europe	41,298	13%	47,372	26%	28,602	21%
Others	14,614	5%	6,381	3%	983	1%
Total revenue (1)	305,819	100%	183,909	100%	137,908	100%

The basis for attributing revenues by continents is based on the customers’ KYC information, which indicates the country or region where a corporate customer was incorporated or the place of residence of an individual customer.

(1)	Total revenue excludes BTC self-mining revenue.

Revenue by consideration

The amount of revenue recognized from receipt of digital assets and receipt of U.S. dollars is presented separately as follows:

	Year Ended December 31,
	2024	2023	2022

Revenue recognized in digital assets payment	434,600	284,106	179,408
Revenue recognized in U.S. dollars payment	28,730	-	18,791
	463,330	284,106	198,199